Contingencies (Details) - Tax contingencies - CNY (¥)		12 Months Ended
	Nov. 26, 2020	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Minimum total tax payment committed to local government	¥ 965,000,000
Forecast
Disclosure of contingent liabilities [line items]
Taxation commitment for year one		¥ 160,000,000